Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	45,743,298	57,249,552
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		35,000
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		5,052,497
Note Convertible into Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	45,743,298	52,162,055